Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

VII. PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following information is provided regarding the relationship between the “compensation actually paid” (“CAP”) to the NEOs during the preceding five fiscal years, and the Company’s TSR, Net Income, and also Adjusted EBITDA, which in the Company’s assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the first table below) used by the Company to link the CAP of the NEOs for 2025 to its performance. In this section, ("PEO") means Principal Executive Officer, and ("SCT") means Summary Compensation Table.

					Value of Initial Fixed $100
					Investment Based On:
YEAR	SCT Total for Current PEO ($)	Compensation Actually Paid for Current PEO ($)(1)	Average SCT Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Manitowoc TSR ($)	Peer Group TSR ($)	Net Income ($ millions)	Adjusted EBITDA ($ millions)
2025	$5,052,437	$7,820,118	$1,383,015	$1,849,197	$90.08	$134.23	$7.2	$121.7
2024	$5,177,885	($396,591)	$1,338,002	$517,809	$68.60	$119.00	$55.8	$128.4
2023	$6,698,208	$11,925,536	$1,724,851	$2,367,435	$125.39	$106.71	$39.2	$175.3
2022	$5,576,471	$2,520,833	$1,147,526	$218,946	$68.82	$91.30	($123.6)	$143.1
2021	$4,952,777	$5,379,695	$1,823,565	$1,969,093	$139.67	$114.78	$11.0	$116.0

(1)
Amounts represent compensation “actually paid” to the Company's Principal Executive Officer ("PEO") and the average compensation actually paid to the Company's remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	CURRENT PEO	NON-PEO NEOS
2025	Aaron H. Ravenscroft	Brian P. Regan; Leslie L. Middleton; Jennifer L. Peterson; James Cook
2024	Aaron H. Ravenscroft	Brian P. Regan; Leslie L. Middleton; Jennifer L. Peterson; James Cook
2023	Aaron H. Ravenscroft	Brian P. Regan; Leslie L. Middleton; Jennifer L. Peterson; James Cook
2022	Aaron H. Ravenscroft	David J. Antoniuk; Thomas L. Doerr Jr.; Leslie L. Middleton; Terrance L. Collins
2021	Aaron H. Ravenscroft	David J. Antoniuk; Thomas L. Doerr Jr.; Leslie L. Middleton; Terrance L. Collins

CURRENT PEO SCT TOTAL TO CAP RECONCILIATION

YEAR	Reported SCT Total for PEO ($)	Minus: Reported SCT Value of Equity Awards ($)(1)	Plus: Equity Award Adjustments ($)(2)	Compensation Actually Paid to PEO
2025	$5,052,437	$3,184,407	$5,952,088	$7,820,118
2024	$5,177,885	$3,684,622	($1,889,854)	($396,591)
2023	$6,698,208	$3,970,761	$9,198,089	$11,925,536
2022	$5,576,471	$3,484,556	$428,918	$2,520,833
2021	$4,952,777	$2,500,009	$2,926,927	$5,379,695
(1)
The amounts included are reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(2)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. The additions and deductions used in calculating the total equity award adjustments are provided in the table below for each fiscal year.

EQUITY RECONCILIATION DETAIL FOR CURRENT PEO

Equity Award Adjustments
YEAR	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Year End Fair Value of Awards Granted in Prior Years Forfeited in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	$5,098,179	$392,256	$0	$461,654	$5,952,088
2024	$2,162,314	($3,434,603)	$0	($617,565)	($1,889,854)
2023	$4,755,247	$3,718,383	$0	$724,459	$9,198,089
2022	$1,750,374	($1,198,938)	$0	($122,518)	$428,918
2021	$2,751,917	$96,145	$0	$78,865	$2,926,927

AVERAGE NON-PEO SCT TOTAL TO CAP RECONCILIATION

YEAR	Reported SCT Total for Non-PEO NEOs ($)	Minus: Reported SCT Value of Equity Awards for Non-PEO NEOs ($)(1)	Plus: Equity Award Adjustments ($)(2)	Compensation Actually Paid to PEO
2025	$1,383,015	$567,229	$1,033,411	$1,849,197
2024	$1,338,002	$656,327	($163,866)	$517,809
2023	$1,724,851	$705,340	$1,347,925	$2,367,435
2022	$1,147,526	$480,034	($448,546)	$218,946
2021	$1,823,565	$841,093	$986,621	$1,969,093
(1)
The amounts included are reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(2)
The additions and deductions used in calculating the total average equity award adjustments are provided in the table below for each fiscal year.

EQUITY RECONCILIATION DETAIL FOR NON-PEO NEO'S

Equity Award Adjustments
YEAR	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Year End Fair Value of Awards Granted in Prior Years Forfeited in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	$908,123	$69,594	$0	$55,694	$1,033,411
2024	$385,164	($474,597)	$0	($74,433)	($163,866)
2023	$844,691	$413,650	$0	$89,584	$1,347,925
2022	$115,010	($259,049)	($204,310)	($100,197)	($448,546)
2021	$925,844	$63,699	$0	($2,922)	$986,621

Most Important Performance Measures

The following performance measures represent the most important financial performance measures used by the Company to link compensation actually paid to its NEOs for 2025:

•
Adjusted EBITDA
•
Adjusted EBITDA Average for the 3-year period
•
Days Inventory Outstanding
•
Non-New Machine Sales

Relationship Between Financial Performance Measures

The graphs below depict the relationship between (i) the compensation actually paid to the Company's PEO and the average of the compensation actually paid to its remaining NEOs, and (ii) the Company's cumulative TSR, Peer Group TSR, Net Income, and Adjusted EBITDA, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent compensation “actually paid” to the Company's Principal Executive Officer ("PEO") and the average compensation actually paid to the Company's remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	CURRENT PEO	NON-PEO NEOS
2025	Aaron H. Ravenscroft	Brian P. Regan; Leslie L. Middleton; Jennifer L. Peterson; James Cook
2024	Aaron H. Ravenscroft	Brian P. Regan; Leslie L. Middleton; Jennifer L. Peterson; James Cook
2023	Aaron H. Ravenscroft	Brian P. Regan; Leslie L. Middleton; Jennifer L. Peterson; James Cook
2022	Aaron H. Ravenscroft	David J. Antoniuk; Thomas L. Doerr Jr.; Leslie L. Middleton; Terrance L. Collins
2021	Aaron H. Ravenscroft	David J. Antoniuk; Thomas L. Doerr Jr.; Leslie L. Middleton; Terrance L. Collins

Adjustment To PEO Compensation, Footnote

CURRENT PEO SCT TOTAL TO CAP RECONCILIATION

YEAR	Reported SCT Total for PEO ($)	Minus: Reported SCT Value of Equity Awards ($)(1)	Plus: Equity Award Adjustments ($)(2)	Compensation Actually Paid to PEO
2025	$5,052,437	$3,184,407	$5,952,088	$7,820,118
2024	$5,177,885	$3,684,622	($1,889,854)	($396,591)
2023	$6,698,208	$3,970,761	$9,198,089	$11,925,536
2022	$5,576,471	$3,484,556	$428,918	$2,520,833
2021	$4,952,777	$2,500,009	$2,926,927	$5,379,695
(1)
The amounts included are reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(2)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. The additions and deductions used in calculating the total equity award adjustments are provided in the table below for each fiscal year.

EQUITY RECONCILIATION DETAIL FOR CURRENT PEO

Equity Award Adjustments
YEAR	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Year End Fair Value of Awards Granted in Prior Years Forfeited in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	$5,098,179	$392,256	$0	$461,654	$5,952,088
2024	$2,162,314	($3,434,603)	$0	($617,565)	($1,889,854)
2023	$4,755,247	$3,718,383	$0	$724,459	$9,198,089
2022	$1,750,374	($1,198,938)	$0	($122,518)	$428,918
2021	$2,751,917	$96,145	$0	$78,865	$2,926,927

Non-PEO NEO Average Total Compensation Amount	$ 1,383,015	$ 1,338,002	$ 1,724,851	$ 1,147,526	$ 1,823,565
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,849,197	517,809	2,367,435	218,946	1,969,093
Adjustment to Non-PEO NEO Compensation Footnote

AVERAGE NON-PEO SCT TOTAL TO CAP RECONCILIATION

YEAR	Reported SCT Total for Non-PEO NEOs ($)	Minus: Reported SCT Value of Equity Awards for Non-PEO NEOs ($)(1)	Plus: Equity Award Adjustments ($)(2)	Compensation Actually Paid to PEO
2025	$1,383,015	$567,229	$1,033,411	$1,849,197
2024	$1,338,002	$656,327	($163,866)	$517,809
2023	$1,724,851	$705,340	$1,347,925	$2,367,435
2022	$1,147,526	$480,034	($448,546)	$218,946
2021	$1,823,565	$841,093	$986,621	$1,969,093
(1)
The amounts included are reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.
(2)
The additions and deductions used in calculating the total average equity award adjustments are provided in the table below for each fiscal year.

EQUITY RECONCILIATION DETAIL FOR NON-PEO NEO'S

Equity Award Adjustments
YEAR	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Year End Fair Value of Awards Granted in Prior Years Forfeited in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	$908,123	$69,594	$0	$55,694	$1,033,411
2024	$385,164	($474,597)	$0	($74,433)	($163,866)
2023	$844,691	$413,650	$0	$89,584	$1,347,925
2022	$115,010	($259,049)	($204,310)	($100,197)	($448,546)
2021	$925,844	$63,699	$0	($2,922)	$986,621

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

The following performance measures represent the most important financial performance measures used by the Company to link compensation actually paid to its NEOs for 2025:

•
Adjusted EBITDA
•
Adjusted EBITDA Average for the 3-year period
•
Days Inventory Outstanding
•
Non-New Machine Sales

Total Shareholder Return Amount	$ 90.08	68.6	125.39	68.82	139.67
Peer Group Total Shareholder Return Amount	134.23	119	106.71	91.3	114.78
Net Income (Loss)	$ 7,200,000	$ 55,800,000	$ 39,200,000	$ (123,600,000)	$ 11,000,000
Company Selected Measure Amount	121,700,000	128,400,000	175,300,000	143,100,000	116,000,000
PEO Name	Aaron H. Ravenscroft	Aaron H. Ravenscroft	Aaron H. Ravenscroft	Aaron H. Ravenscroft	Aaron H. Ravenscroft
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Average for the 3-year period
Measure:: 3
Pay vs Performance Disclosure
Name	Days Inventory Outstanding
Measure:: 4
Pay vs Performance Disclosure
Name	Non-New Machine Sales
Aaron H. Ravenscroft [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,052,437	$ 5,177,885	$ 6,698,208	$ 5,576,471	$ 4,952,777
PEO Actually Paid Compensation Amount	7,820,118	(396,591)	11,925,536	2,520,833	5,379,695
PEO | Aaron H. Ravenscroft [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,952,088	(1,889,854)	9,198,089	428,918	2,926,927
PEO | Aaron H. Ravenscroft [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,184,407)	(3,684,622)	(3,970,761)	(3,484,556)	(2,500,009)
PEO | Aaron H. Ravenscroft [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,952,088	(1,889,854)	9,198,089	428,918	2,926,927
PEO | Aaron H. Ravenscroft [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,098,179	2,162,314	4,755,247	1,750,374	2,751,917
PEO | Aaron H. Ravenscroft [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	392,256	(3,434,603)	3,718,383	(1,198,938)	96,145
PEO | Aaron H. Ravenscroft [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	461,654	(617,565)	724,459	(122,518)	78,865
PEO | Aaron H. Ravenscroft [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,033,411	(163,866)	1,347,925	(448,546)	986,621
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(567,229)	(656,327)	(705,340)	(480,034)	(841,093)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,033,411	(163,866)	1,347,925	(448,546)	986,621
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	908,123	385,164	844,691	115,010	925,844
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,594	(474,597)	413,650	(259,049)	63,699
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,694	(74,433)	89,584	(100,197)	(2,922)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (204,310)	$ 0